Consolidated Balance Sheets (Parenthetical) - € / shares	Dec. 31, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Ordinary shares, par value (in EUR per share)	€ 0.06	€ 0.06
Ordinary shares, shares authorized (in shares)	100,000,000	100,000,000
Ordinary shares, shares issued (in shares)	53,971,706	54,081,601
Ordinary shares, shares outstanding (in shares)	53,971,706	54,081,601